ORGANIZATION AND BASIS OF PRESENTATION (Details) - USD ($)	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Marketable securities held in related party	$ 3,600	$ 3,600	$ 13,800
Derivative Liability, Fair Value, Gross Liability		627,293
Fair Value, Inputs, Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Marketable securities held in related party	3,600	3,600	$ 13,800
Fair Value, Inputs, Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Liability, Notional Amount		627,293
Derivative Liability, Fair Value, Gross Liability	$ 3,648,243	$ 439,361